Annual Total Returns [BarChart] - Great-West Core Bond Fund - Institutional	Apr. 30, 2021
Bar Chart Table:
2011	5.85%
2012	6.08%
2013	(2.21%)
2014	5.20%
2015	(1.17%)
2016	4.69%
2017	3.90%
2018	(1.21%)
2019	9.19%
2020	8.01%